Expenses - Summary of Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee benefits expenses:
Salaries and fees	$ 6,274,560	$ 2,931,243	$ 1,794,840
Cash bonuses	1,265,944	376,649	479,501
Superannuation	287,396	171,899	188,543
Share-based payments expense	5,834,686	5,251,572	3,897,638
Total employee benefits expense	13,662,586	8,731,363	6,360,522
Other expenses:
Insurance	2,551,768	4,205,106	4,419,433
Investor relations costs	451,378	328,026	285,071
Audit and accounting	337,038	496,652	647,549
Travel expenses	580,644	13,616	1,459
Payroll tax	340,003	172,884	18,766
Legal fees	1,330,054	1,252,014	83,605
Advisory fees	6,084,005	156,978	393,843
Consultancy costs	1,389,048	1,619,824	367,070
Other expenses	1,288,179	867,405	732,773
Total other expenses	14,352,117	9,112,505	6,949,569
Depreciation of:
Equipment and furniture	17,000	11,917	15,012
Right-of-use assets	84,226	66,465	91,656
Total depreciation expense	101,226	78,382	106,668
Loss on disposal of non-current assets		169	1,434
Total administrative expenses	$ 28,115,929	$ 17,922,419	$ 13,418,193